Ordinary Shares - Additional Information (Detail) - shares	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Class A [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued		86,993,764	83,490,841	67,101,314
Common shares, shares outstanding		86,993,764	83,490,841	67,101,314
Stock issued during period shares stock options exercised with restricted stock award issuance	13,600,000	2,222,119	16,389,527	2,061,577
Common Class B [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued		151,076,517	152,357,321	152,357,321
Common shares, shares outstanding		151,076,517	152,357,321	152,357,321
Number of shares Conversion of During Period		1,280,804		6,800,000